Stockholders' Equity (Details) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended		34 Months Ended
	Aug. 21, 2017	Feb. 24, 2014	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Feb. 01, 2017	Dec. 31, 2006
Class of Stock [Line Items]
Preferred stock, shares authorized			2,500,000	2,500,000						10,000,000
Preferred stock, shares issued			1,000,000	1,000,000						715,517
Preferred stock outstanding (in shares)			1,000,000	1,000,000		68,966	68,966	68,966
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Stock awards granted in period (in shares)							2,017,500
Stock awards granted in period, valuation							$ 508,739
Common stock, shares authorized			47,500,000	47,500,000		47,500,000	47,500,000	47,500,000
Common stock, shares outstanding			31,220,326	31,220,326		31,220,326	31,220,326	31,220,326
Award vesting period						36 months
Long-Term Incentive Plan
Class of Stock [Line Items]
Common stock, par value (in dollars per share)		$ 0.001
Percentage of outstanding stock to determine number of shares available to grant		15.00%
Number of shares available for grant		2,000,000				628,674		628,674
Number of shares authorized		4,591,174
Maximum contractual term		5 years
Common Stock | Long-Term Incentive Plan
Class of Stock [Line Items]
Shares issued in period								3,367,500
Employee Stock Option | Long-Term Incentive Plan
Class of Stock [Line Items]
Shares issued in period								595,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			200,000	200,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	800,000		800,000	800,000		800,000		800,000
Preferred stock, shares issued			800,000	800,000		0		0
Preferred stock outstanding (in shares)			800,000	800,000		0		0
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	810,000		810,000	810,000		810,000		810,000
Preferred stock, shares issued			180,000	180,000		0		0
Preferred stock outstanding (in shares)			180,000	180,000		0		0
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	20,000		20,000	20,000		20,000		20,000
Preferred stock, shares issued			20,000	20,000		0		0
Preferred stock outstanding (in shares)			20,000	20,000		0		0
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Undesignated [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			670,000	670,000
Convertible Common Stock [Member]
Class of Stock [Line Items]
Warrants issued (in shares)				2,640,000
Warrant exercise price				$ 0.06
Armacor [Member]
Class of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 5,000,000
Armacor [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	800,000
Debt Instrument, Convertible, Conversion Price	$ 0.04
Co-venturer [Member] | Convertible Common Stock [Member]
Class of Stock [Line Items]
Warrants issued (in shares)				1,170,000	1,372,000
Insider Settlement Agreement [Member] | Investor [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.04
McCall Settlement Agreement [Member] | Investor [Member] | McCall Law Firm [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	20,000
Debt Instrument, Convertible, Conversion Price	$ 0.04
Securities Purchase Agreement [Member] | Visionary Private Equity Group I, LP
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									5,203,252
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.0923
Securities Purchase Agreement [Member] | Visionary Private Equity Group I, LP | Convertible Common Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,203,252	5,203,252
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.0923	$ 0.0923
Employee Stock Option
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			7,500,000
Exercised (in dollars per share)			$ 0.04
Award vesting period			36 months
Warrants Issued for Services [Member] | Convertible Common Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,044,679	2,044,679
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.04	$ 0.04
Minimum | Co-venturer [Member] | Convertible Common Stock [Member]
Class of Stock [Line Items]
Warrant exercise price				0.04	$ 0.15
Maximum | Co-venturer [Member] | Convertible Common Stock [Member]
Class of Stock [Line Items]
Warrant exercise price				$ 0.09	$ 0.21